[redacted]

Antonio Alberti
Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

NYSE Group

07072729

CERT/NYS

1-31775

RECD S.E.C.
JUL 2 6 2007
1086

July 26, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ASHFORD HOSPITALITY TRUST, INC., 8.45% Series D Cumulative Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 25, 2007. Tentative listing date – July 30, 2007.

Sincerely,

PROCESSED
JUL 27 2007
THOMSON
FINANCIAL

END